Right -of-use assets	12 Months Ended
Jun. 30, 2023
Right -of-use assets
Right -of-use assets

14.Right -of-use assets

	June 30,
	2023	2022

	(In thousands of US Dollars)
Net carrying amount:
Office Building	45	81

Vast’s right-of-use asset pertains to the lease of its office.

	2023	2022

	(In thousands of US Dollars)
Movements in carrying amounts:
Opening balance at July 1	152	166
Additions during the year	—	—
Exchange differences	(6)	(14)
Closing Balance at June 30	146	152
Accumulated depreciation
Opening Balance at July 1	(71)	(39)
Depreciation expense	(34)	(37)
Exchange differences	4	5
Closing Balance at June 30	(101)	(71)
Net book value June 30	45	81
Amounts recognised in profit and loss:
Depreciation expense on right-of-use asset	(34)	(37)
Interest expense on lease liabilities	(6)	(10)

Refer to the consolidated statements of cash flows for the total cash outflow for leases during the year.